Finance leases (Tables)	3 Months Ended
Mar. 31, 2019
Finance Leases [Abstract]
Schedule Of Principal Balance Outstanding
	As at
	Mar 31, 2019	Dec 31, 2018
River Hudson LLC	-	10,380,600
Japanese Leases No.1 and 2	35,056,400	36,253,400
Japanese Lease No.3	17,285,500	17,870,500
CMBFL Leases No.1 to 4	85,582,288	87,496,402
Ocean Yield ASA	65,229,240	66,563,040
Japanese Lease No.4	25,540,478	26,061,943
China Huarong Leases	50,339,676	51,555,997
Total minimum finance lease payments	279,033,582	296,181,882
Amounts representing interest and deferred finance fees	(50,163,519)	(54,705,784)
Net minimum finance lease payments	228,870,063	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Adjusted net minimum finance lease payments	225,990,063	238,596,098

Current portion of finance lease obligations	18,334,052	26,589,017
Current portion of deferred finance fees	(704,653)	(739,817)
Non-current portion of finance lease obligations	214,374,423	218,985,447
Non-current portion of deferred finance fees	(3,133,759)	(3,358,549)
Total finance lease obligations	228,870,063	241,476,098
Amount receivable in respect of finance leases	(2,880,000)	(2,880,000)
Net finance lease obligations	225,990,063	238,596,098

Schedule Of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required under the finance leases as at March 31, 2019, were as follows:

As at
Mar 31, 2019
2019	20,384,641
2020	26,868,097
2021	26,523,339
2022	26,470,805
2023	38,028,900
2024 - 2030	140,757,800
Total minimum lease payments	279,033,582
Less amounts representing interest and deferred finance fees	(50,163,519)
Net minimum lease payments	228,870,063
Amount receivable in respect of finance leases	(2,880,000)
Adjusted net minimum lease payments	225,990,063